Inventories	12 Months Ended
Dec. 31, 2024
Text Block 1 [Abstract]
Inventories
10.	INVENTORIES
See accounting policy in Note 2.3.6

			12.31.2024				12.31.2023
			Gross book value	Write-down for obsolescence	Write-down for market value	Net book value	Gross book value	Write-down for obsolescence	Write-down for market value	Net book value
Raw materials			1,302.6	(84.6)	—	1,218.0	1,118.9	(81.7)	—	1,037.2
Work in process			840.9	—	—	840.9	774.9	—	—	774.9
Spare parts			476.5	(38.2)	(0.9)	437.4	477.6	(34.3)	(1.4)	441.9
Finished goods	(i	)	76.8	—	—	76.8	61.6	—	—	61.6
Held by third parties			112.2	(4.5)	—	107.7	97.5	(1.3)	—	96.2
Advances to suppliers			39.1	—	—	39.1	25.4	—	—	25.4
Inventory in transit			163.2	—	—	163.2	155.7	—	—	155.7
Consumption materials			58.4	(5.4)	—	53.0	51.7	(8.6)	—	43.1

			3,069.7	(132.7)	(0.9)	2,936.1	2,763.3	(125.9)	(1.4)	2,636.0

(i)	The following aircraft were held in the finished goods inventory:

•	December 31, 2024: one Phenom 100 , three Phenom 300 , one Praetor 500 , and two Praetor 600 .

•	December 31, 2023: three Phenom 300 , one Praetor 500 , and two Praetor 600 .
The movement of write-down for reduction in market value was as follows:

	12.31.2024	12.31.2023	12.31.2022
Beginning balance	(1.4)	(5.7)	(1.0)
Additions	—	(0.6)	(5.9)
Disposals	0.1	—	1.2
Reversals	0.4	4.9	—

Ending balance	(0.9)	(1.4)	(5.7)

The movement of write-down for obsolescence was as follows:

	12.31.2024	12.31.2023	12.31.2022
Beginning balance	(125.9)	(126.1)	(150.9)
Additions	(52.9)	(50.5)	(38.4)
Disposals	11.5	13.5	54.0
Reversals	33.9	37.5	8.6
Foreign exchange gain (loss)	0.7	(0.3)	0.6

Ending balance	(132.7)	(125.9)	(126.1)

A write-down for obsolescence is recognized for items without activity for over two years and with no planned use in the production program, and to cover expected losses from excess inventories or obsolete work in progress, except for inventories of spare parts, for which the write-down is based on technical obsolescence of items without activity for over two years.